Summary of significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2020
Summary of Significant Accounting Policies [Abstract]
Basis of preparation of the Consolidated Financial Statement
2.1.	Basis of preparation of the Consolidated Financial Statement

(a)	Basis of preparation

These Consolidated Financial Statements have been prepared in accordance with IFRS issued by IASB and interpretations issued by the IFRIC. All IFRS applicable as of the date of these Consolidated Financial Statements have been applied.

IAS 29 “Financial Reporting in Hyperinflationary Economies” requires that the financial statements of an entity whose functional currency is one of a hyperinflationary economy be expressed in terms of the current unit of measurement at the closing date of the reporting period, regardless of whether they are based on the historical cost method or the current cost method. To do so, in general terms, the inflation produced from the date of acquisition or from the revaluation date, as applicable, must be calculated in the non-monetary items. This requirement also includes the comparative information of the financial statements.

In order to conclude on whether an economy is categorized as hyper-inflationary in the terms of IAS 29, the standard details a series of factors to be considered, including the existence of an accumulated inflation rate in three years that is approximate or exceeds 100%. Accumulated inflation in Argentina in the last three years is over 100%. It is for this reason that, in accordance with IAS 29, Argentina must be considered a country with high inflation economy starting July 1, 2018.

In addition, Law No. 27,468 (published in the Official Gazette on December 4, 2018), amended Section 10 of Law No. 23,928, as amended, and established that the derogation of all the laws or regulations imposing or authorizing price indexation, monetary restatement, cost variation or any other method for strengthening debts, taxes, prices or rates of goods, works or services, does not extend to financial statements, as to which the provisions of Section 62 of the General Companies Law No. 19,550 (1984 revision), as amended, shall continue to apply. Moreover, the referred law repealed Decree No. 1269/2002 dated July 16, 2002, as amended, and delegated to the Argentine Executive Branch the power to establish, through its controlling agencies, the effective date of the referred provisions in connection with the financial statements filed with it. Therefore, under General Resolution 777/2018 (published in the Official Gazette on December 28, 2018) the Argentine Securities Commission (CNV) ordered that issuers subject to its supervision shall apply the inflation adjustment to reflect the financial statements in terms of the measuring unit current at the end of the reporting period set forth in IAS 29 in their annual, interim and special financial statements closed on or after December 31, 2018. Thus, these financial statements have been reported in terms of the measuring unit current as of June 30, 2020 accordingly to IAS 29.

Pursuant to IAS 29, the financial statements of an entity whose functional currency is that of a high inflationary economy should be reported in terms of the measuring unit current as of the reporting date of the financial statements. All the amounts included in the statement of financial position which are not stated in terms of the measuring unit current as of the date of the financial statements should be restated applying the general price index. All items in the statement of income should be stated in terms of the measuring unit current as of the date of the financial statements, applying the changes in the general price index occurred from the date on which the revenues and expenses were originally recognized in the financial statements.

Adjustment for inflation in the initial balances has been calculated considering the indexes reported by the FACPCE based on the price indexes published by the Argentine Institute of Statistics and Census (INDEC).

The principal inflation adjustment procedures are the following:

-	Monetary assets and liabilities that are already recorded at the measuring unit as of the balance sheet’s closing date are not restated because they are already stated in terms of the measuring unit current as of the date of the financial statements.
-	Non-monetary assets, and liabilities and equity component are recorded at restated cost as of the balance sheet date.
-	All items in the statement of income are restated applying the relevant conversion factors.
-	The effect of inflation in the Company’s net monetary position is included in the statement of income under Financial results, net, in the item “Inflation adjustment”.
-	Comparative figures have been adjusted for inflation following the procedure explained in the previous paragraphs.

Upon initially applying inflation adjustment, the equity accounts were restated as follows:

-	Capital was restated as from the date of subscription or the date of the most recent inflation adjustment for accounting purposes, whichever is later.
-	The resulting amount was included in the “Comprehensive Inflation adjustment of share capital and treasury shares adjustment” account.
-	Other comprehensive income / (loss) was restated as from each accounting allocation.
-	The other reserves in the statement of income were restated from the initial application date, i.e., June 30, 2016.

In relation to the inflation index to be used and in accordance with the FACPCE Resolution No. 539/18, it will be determined based on the Wholesale Price Index (IPIM) until 2016, considering for the months of November and December 2015 the average variation of Consumer Price indices (CPI) of the Autonomous City of Buenos Aires, because during those two months there were no national IPIM measurements. Then, from January 2017, the National Consumer Price Index (National CPI) will be considered. The tables below show the evolution of these indices in the last two fiscal years and as of June 30, 2020 according to official statistics (INDEC) following the guidelines described in Resolution 539/18:

Price variation	June 30, 2018	June 30, 2019	June 30, 2020	Cumulative as of June 30, 2020 (3 years)
Annual	29%	56%	43%	128%

As a consequence of the aforementioned, these financial statements as of June 30, 2020 were restated in accordance with IAS 29.

IDBD and DIC report their quarterly and annual results following the Israeli regulations, whose legal deadlines are after the deadlines in Argentina and since IDBD and DIC fiscal years end differently from IRSA, the results of operations from IDBD and DIC are consolidated with a lag of three months and adjusted for the effects of significant transactions taking place in such period. For these reasons, it is possible to obtain the quarterly results of IDBD and DIC in time so that they can be consolidated by IRSA and reported to the CNV in its consolidated financial statements within the legal deadlines set in Argentina. This way, the Group’s consolidated comprehensive income for the year ended June 30, 2020 includes the results of IDBD and DIC for the 12-month period from April 1, 2019 to March 31, 2020, adjusted for the significant transactions that occurred between April 1, 2020 and June 30, 2020.

(b)	Current and non-current classification

The Group presents current and non-current assets, and current and non-current liabilities, as separate classifications in its Statement of Financial Position according to the operating cycle of each activity. Current assets and current liabilities include the assets and liabilities that are either realized or settled within 12 months from the end of the fiscal year.

All other assets and liabilities are classified as non-current. Current and deferred tax assets and liabilities (income tax liabilities) are presented separately from each other and from other assets and liabilities, classified as current and non-current, respectively.

(c)	Presentation currency

The Consolidated Financial Statements are presented in millions of Argentine Pesos. Unless otherwise stated or the context otherwise requires, references to ‘Peso amounts’ or ‘Ps.’, are millions of Argentine Pesos, references to ‘US$’ or ‘US Dollars’ are millions of US Dollars, references to ‘Rs.’ are millions of Brazilian Reals and references to “NIS” are millions of New Israeli Shekel. As of June 30, 2020 and 2019, the exchange rate between the Argentine Peso and the NIS was Ps. 20.34 and Ps. 11.93 per NIS respectively.

(d)	Fiscal year-end

The fiscal year begins on July 1st and ends on June 30 of each year.

(e)	Accounting criteria

See Notes 2.2 through 2.31 with the accounting policies of each item.

(f)	Reporting cash flows

The Group reports operating activities cash flows using the indirect method. Interest paid is presented within financing activities. Interest received is presented within investing activities. The acquisitions and disposals of investment properties are disclosed within investing activities as this most appropriately reflects the Group’s business activities. Cash flows in respect to trading properties are disclosed within operating activities because these items are sold in the ordinary course of business.

(g)	Use of estimates

The preparation of Financial Statements at a certain date requires the Management to make estimations and evaluations affecting the amount of assets and liabilities recorded and contingent assets and liabilities disclosed at such date, as well as income and expenses recorded during the year. Actual results might differ from the estimates and evaluations made at the date of preparation of these Consolidated Financial Statements. The most significant judgments made by Management in applying the Group’s accounting policies and the major estimations and significant judgments are described in Note 3.

New accounting standards and amendments
2.2	New accounting standards and amendments

The following standards and amendments have been issued by the IASB. Below we outline the standards and amendments that may potentially have an impact on the Group at the time of application.

Standards and amendments adopted by the Group

Standards and amendments	Description	Date of mandatory adoption for the Group in the year ended on

IFRS 16 “Leases”.	Lessees are required to account for all leases under one single model in the balance sheet that is similar to the one used to account for financial leases under IAS 17, including two exceptions for the recognition of leases; low-cost asset leases and short-term leases. Accounting by the lessor has no significant changes.	06-30- 2020

Amendment to IAS 28 “Investment in associates and joint ventures”	Requires the adoption of IFRS 9 regarding long-term investments that are essentially part of the net investment of an entity in an associate or joint venture.	06-30- 2020

Definition of Material - Amendments to IAS 1 and IAS 8	The IASB has made modifications to IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting policies, changes in accounting estimates and errors” which requires that the assessment of materiality be consistent for the application of IFRS.	06-30-2020

Defining a business - Amendments to IFRS 3	The new business definition requires that a business combination contribute significantly to creating products or services.	06-30-2020

Amendments to IAS 19- Plan amendment, curtailment or settlement.	Clarifies the accounting for defined benefit plan amendments, curtailments or settlements. The amendments require an entity to: (i) determine current service cost and net interest for the remainder of the period after a plan amendment, curtailment or settlement, using updated assumptions at the time of the amendment; (ii) recognize any reduction in a surplus immediately in gains or losses, as part of past service cost or a gain or loss on settlement. In other words, any surplus reduction must be recognized, even if that surplus was not previously recognized because of the impact of the asset ceiling; and (iii) separately recognize any change in the asset ceiling through other comprehensive income.	06-30-2019

The adoption of these standards and amendments have not had a material impact for the Group, except for the following:

●	IFRS 16: Leases

The standard establishes the criteria for recognition and valuation of leases for lessees and lessors. The changes incorporated mainly impact the tenant’s accounting. IFRS 16 provides that the lessee recognizes an asset for the right of use and a liability at present value with respect to those contracts that meet the definition of lease agreements according to IFRS 16. In accordance with the standard, a lease agreement is one that provides the right to control the use of an identified asset for a specific period. In order for a company to have control over the use of an identified asset: a) it must have the right to obtain substantially all the economic benefits of the identified asset and b) it must have the right to direct the use of the identified asset.

The standard allows excluding the short-term contracts (under 12 months) and those in which the underlying asset has low value, such option has been adopted by the Group. Likewise, the Group has opted to recognize as consideration for the right of use, the amount of Ps. 16,797 as lease liabilities. The commitments under operating leases reported in our consolidated financial statements as of June 30, 2019, amounted to Ps. 18.395 (such difference mainly corresponds to the effect of the discount from future payments and the excluded short-term contracts).

●	Modification to IAS 28 “Investment in associates and joint ventures”

In accordance with the amendment to IAS 28, an entity shall implement the provisions of IFRS 9 to Long-term Investments that are essentially part of the entity’s net investment in the associate or in the joint venture according to the definitions of said standard. The provisions of IFRS 9 shall apply to such investments with respect to the participation in the losses of an associate or a joint venture, as well as with respect to the recognition of the impairment of an investment in an associate or joint venture. In addition, when applying IFRS 9 to such long-term investments, the entity will make it prior to the adjustments made to the carrying amount of the investment in accordance with IAS 28.

The Group opted for an accounting policy where the currency translation adjustments arising from these loans are recorded as part of other comprehensive income.

The effect on retained earnings as of July 1, 2019 arising from the initial adoption of IFRS 16 and IAS 28 is as follows:

	IFRS 16 impact	IAS 28 impact	Total
ASSETS
Non-current assets
Investment properties	426	-	426
Right-of-use assets	16,374	-	16,374
Investments in associates and joint ventures	-	(1,979)	(1,979)
Trade and other receivables	81	-	81
Total non-current assets	16,881	(1,979)	14,902
Income tax and MPIT credit	17	-	17
Group of assets held for sale	3,121	-	3,121
Trade and other receivables	(169)	-	(169)
Total current assets	2,969	-	2,969
TOTAL ASSETS	19,850	(1,979)	17,871
SHAREHOLDERS’ EQUITY
Shareholders’ equity attributable to equity holders of the parent
Retained earnings	(117)	(697)	(814)
Non-controlling interest	(70)	(1,282)	(1,352)
TOTAL SHAREHOLDERS’ EQUITY	(187)	(1,979)	(2,166)
LIABILITIES
Non-current liabilities
Lease liabilities	12,221	-	12,221
Total non-current liabilities	12,221	-	12,221
Current liabilities
Lease liabilities	4,574	-	4,574
Trade and other payables	(68)	-	(68)
Group of liabilities held for sale	3,310	-	3,310
Total current liabilities	7,816	-	7,816
TOTAL LIABILITIES	20,037	-	20,037
TOTAL SHAREHOLDERS’ EQUITY AND LIABILITIES	19,850	(1,979)	17,871

The Group applied the cumulative effect approach, therefore, accumulated impact was recognized in retained earnings as of July 1, 2018. Comparative figures were not restated.

Standards and amendments not yet adopted by the Group

Standards and amendments	Description	Date of mandatory adoption for the Group in the year ended on

Covid-19- related lease concessions – Amendments to IFRS 16	As a result of the COVID-19 pandemic, lessees have been granted lease concessions. Such concessions may take a variety of forms, including forgiveness or deferral of rental payments. In May 2020, the IASB amended IFRS 16 – Leases, whereby lessees are permitted to account for the rent concessions as if they were not lease modifications. In several cases, this will result in such concessions being accounted for as variable rent payments within the term same period in which they are granted.	06-30- 2021

Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16	Amendment to IAS 16 – Property, Plant and Equipment (PP&E) prohibits deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while the entity is preparing the asset for its intended use. It also specifies that an entity is “testing whether an item of PPE is functioning properly” when it assesses its technical and physical performance. The financial performance of the asset is not relevant for such assessment.	06-30- 2023

Reference to the Conceptual Framework – Amendments to IFRS 3	Some minor amendments were made to IFRS 3 Business combinations to update references to the Conceptual Framework for financial information and add an exception to the recognition principles for liabilities and contingent liabilities within the scope of IAS 37, Provisions, Contingent liabilities and contingent assets and interpretation 21 Levies. The amendments also confirm that contingent assets should not be recognized on the acquisition date.	06-30-2023

Annual Improvements to IFRS 2018-2020

The following improvements were issued in May 2020:

IFRS 9 Financial instruments. The amendment clarifies which fees an entity includes when it applies the ‘10 per cent’ test in assessing whether to derecognize a financial liability.

IFRS 16 Leases. The amendment to Illustrative Example 13 removes from the example the illustration of the reimbursement of leasehold improvements by the lessor in order to resolve any potential confusion regarding the treatment of lease incentives that might arise.

IFRS 1 First-time adoption of International Financial Reporting Standards: Entities that have measured their assets and liabilities at the carrying amounts in their parents´ books are also allowed to measure cumulative translation differences using the amounts reported by their parents. This amendment will also apply to associated and joint ventures that have also taken the IFRS 1 exemption.

IAS 41: This amendment removes the requirement for entities to exclude taxation cash flows when measuring the fair value pursuant to IAS 41. This amendment is intended to align with the requirement in the standard to discount cash flows on a post-tax basis.

06-30-2023

The future adoption of these standards and amendments will not have a significant impact to the Group.

At the date of issuance of these consolidated financial statements, there are no other standards or modifications issued by the IASB that are not yet effective and are expected to have a significant effect on the Group.

Scope of consolidation
2.3	Scope of consolidation

(a)	Subsidiaries

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The Group also analyzes whether there is control when it does not hold more than 50% of the voting rights of an entity, but does have capacity to define its relevant activities because of de-facto control.

The Group uses the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

The Group recognizes any non-controlling interest in the acquiree on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquirer’s net assets. The Group chooses the method to be used on a case-by-case basis.

The excess of the sum of the consideration transferred the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If the total of consideration transferred, non-controlling interest recognized and previously held interest measured is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognized directly in the Statement of Income as “Bargain purchase gains”.

The Group conducts its business through several operating and investment companies, the principal are listed below:

Agricultural Business

			% of ownership interest held by the Group
Name of the entity	Country	Principal activity	06.30.20	06.30.19	06.30.18
Cresud’s direct equity interest in:
Brasilagro-CompanhIa Brasileira de Propriedades Agrícolas (1) (2)	Brazil	Agricultural	33.55%	43.29%	43.29%
Sociedad Anónima Carnes Pampeanas S.A. (2)	Argentina	Agro-industrial	100.00%	100.00%	100.00%
Futuros y Opciones.Com S.A.	Argentina	Brokerage	50.10%	50.10%	50.10%
Helmir S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
IRSA Inversiones y Representaciones Sociedad Anónima (2)	Argentina	Real estate	61.95%	62.35%	63.74%
Agropecuaria Santa Cruz S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Brasilagro’s direct equity interest in:
Araucária Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Cajueiro Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Ceibo Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Cremaq Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Engenho de Maracajú Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Flamboyant Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Jaborandi Agrícola Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Jaborandi Propriedades Agrícolas S.A.	Brazil	Agricultural	99.99%	99.99%	99.99%
Mogno Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Palmeiras S.A.	Paraguay	Agricultural	99.99%	99.99%	99.99%
Agropecuaria Morotí S.A.	Paraguay	Agricultural	99.99%	99.99%	99.99%
Agrifirma S.A.	Brazil	Agricultural	99.99%	-	-
Futuros y Opciones.Com. S.A.’s direct equity interest in:
Amauta Agro S.A. (3)	Argentina	Brokerage	98.57%	98.57%	98.57%
FyO Acopio S.A. (3)	Argentina	Warehousing and brokerage	98.57%	98.57%	98.57%
FyO Chile SPA	Chile	Brokerage	100.00%	100.00%	100.00%
Agropecuaria Santa Cruz S.A.’s direct equity interest in:
Agropecuaria Acres del Sud S.A. (2)	Bolivia	Agricultural	100.00%	100.00%	100.00%
Ombú Agropecuaria S.A.	Bolivia	Agricultural	100.00%	100.00%	100.00%
Yatay Agropecuaria S.A.	Bolivia	Agricultural	100.00%	100.00%	100.00%
Yuchán Agropecuaria S.A. (2)	Bolivia	Agricultural	100.00%	100.00%	100.00%
Sedelor S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Codalis S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Alafox S.A.	Uruguay	Investment	100.00%	100.00%	100.00%

(1)	The Group exercises “de facto control” over Brasilagro as a result of (i) the percentage and concentration of voting rights of the Group, as well as the potential voting rights of the warrants held by the Group, and the absence of other shareholders with significant voting rights, (ii) the absence of a voting agreement among the other shareholders to vote together as a group, (iii) the record of attendance to Shareholders’ Meetings and the record of votes casted by the other shareholders; and (iv) the effective control exercised by the Group to direct Brasilagro’s relevant activities through its seat in the Board of Directors. See Note 7 for further information regarding to Brasilagro.
(2)	Includes interest indirectly held through Helmir.
(3)	Includes interest directly held through Cresud.

Urban Properties and Investments Business

			% of ownership interest held by the Group
Name of the entity	Country	Principal activity	06.30.20	06.30.19	06.30.18
IRSA’s direct equity interest:
IRSA CP (1)	Argentina	Real estate	80.65%	83.80%	86.34%
E-Commerce Latina S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Efanur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Hoteles Argentinos S.A.U.	Argentina	Hotel	100.00%	100.00%	80.00%
Inversora Bolívar S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Llao Llao Resorts S.A. (2)	Argentina	Hotel	50.00%	50.00%	50.00%
Nuevas Fronteras S.A.	Argentina	Hotel	76.34%	76.34%	76.34%
Palermo Invest S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Ritelco S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Tyrus S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
UT IRSA y Galerías Pacífico S.A. (2)	Argentina	Investment	50.00%	50.00%	50.00%
IRSA CP’s direct equity interest in:
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	90.00%	90.00%
Emprendimiento Recoleta S.A.	Argentina	Real estate	53.68%	53.68%	53.68%
Fibesa S.A. (3)	Argentina	Real estate	100.00%	100.00%	100.00%
Panamerican Mall S.A.	Argentina	Real estate	80.00%	80.00%	80.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	99.95%	99.92%
Torodur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
EHSA	Argentina	Investment	70.00%	70.00%	70.00%
Centro de Entretenimiento La Plata	Argentina	Real estate	100.00%	100.00%	100.00%
Pareto S.A.	Argentina	Design and software development	69.69%	69.69%	-
La Malteria	Argentina	Real estate	-	100.00%	-
Tyrus S.A.’s direct equity interest in:
DFL and DN BV	Bermudas	Investment	97.04%	96.46%	91.57%
IRSA International LLC	United States	Investment	100.00%	100.00%	100.00%
Jiwin S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Liveck S.A. (7)	Uruguay	Investment	100.00%	100.00%	100.00%
Real Estate Investment Group V LP (REIG V)	Bermudas	Investment	-	100.00%	100.00%
Real Estate Strategies LLC	United States	Investment	100.00%	100.00%	100.00%

			% of ownership interest held by the Group
Name of the entity	Country	Principal activity	06.30.20	06.30.19	06.30.18
Efanur S.A.’s direct equity interest in:
Real Estate Investment Group VII LP (REIG VII)	Bermudas	Investment	100.00%	100.00%	100.00%
DFL’s direct equity interest in:
IDB Development Corporation Ltd.	Israel	Investment	100.00%	100.00%	100.00%
Dolphin IL Investment Ltd.	Israel	Investment	100.00%	100.00%	100.00%
DIL’s direct equity interest in:
Discount Investment Corporation Ltd. (4)	Israel	Investment	83.72%	83.77%	76.57%
IDBD’s direct equity interest in:
IDB Tourism (2009) Ltd.	Israel	Tourism services	100.00%	100.00%	100.00%
IDB Group Investment Inc	Israel	Investment	100.00%	100.00%	100.00%
DIC’s direct equity interest in:
Property & Building Corporation Ltd.	Israel	Real estate	72.40%	68.80%	64.40%
Cellcom Israel Ltd. (5)	Israel	Telecommunications	46.20%	-	-
Elron Electronic Industries Ltd.	Israel	Investment	61.06%	44.10%	43.14%
Bartan Holdings and Investments Ltd.	Israel	Investment	55.68%	61.06%	50.30%
Epsilon Investment House Ltd.	Israel	Investment	68.75%	55.68%	55.68%
Mehadrin Ltd. (8)	Israel	Agricultural	43.75%	68.75%	68.75%
PBC’s direct equity interest in:
Gav-Yam Bayside Land Corporation Ltd. (6)	Israel	Real estate	-	51.70%	51.70%
Ispro The Israeli Properties Rental Corporation Ltd.	Israel	Real estate	100.00%	100.00%	100.00%
Matam - Scientific Industries Center Haifa Ltd.	Israel	Real estate	50.10%	50.10%	50.10%
Hadarim Properties Ltd.	Israel	Real estate	100.00%	100.00%	100.00%
Property & Building (Commercial Centers) Ltd.	Israel	Real estate	100.00%	100.00%	100.00%
PBC USA Investments Inc	United States	Real estate	100.00%	100.00%	100.00%

(1)	Includes interest held through E-Commerce Latina S.A. and Tyrus S.A.
(2)	The Group has consolidated the investment in Llao Llao Resorts S.A. and UT IRSA and Galerías Pacífico considering its equity interest and a shareholder agreement that confers it majority of votes in the decision making process.
(3)	Includes interest held through Ritelco S.A. and Torodur S.A.
(4)	Includes Tyrus’ equity interest.
(5)	DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes (47.2%) vis-à-vis other shareholders, also taking into account the historic voting performance in the Shareholders’ Meetings, as well as the evaluation of the holdings of the remaining shareholders, which are highly atomized.
(6)	Control was lost in September 30, 2018 (see Note 4.(k)).
(7)	Includes Tyrus’ and IRSA S.A.’s equity interests.
(8)	DIC considers that it exercises control because DIC is the group with the higher percentage of votes (43.75%) vis-à-vis other shareholders that are highly atomized.

Except for the aforementioned items, the percentage of votes does not differ from the stake.

The Group takes into account both quantitative and qualitative aspects in order to determine which non-controlling interests in subsidiaries are considered significant.

(b)	Changes in ownership interests in subsidiaries without change of control

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions – i.e., as transactions with the owners in their capacity as owners. The recorded value corresponds to the difference between the fair value of the consideration paid and/or received and the relevant share acquired and/or transferred of the carrying value of the net assets of the subsidiary.

(c)	Disposal of subsidiaries with loss of control

When the Group ceases to have control over a subsidiary, any retained interest in the entity is re-measured at its fair value at the date when control is lost, with changes in carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

(d)	Associates

Associates are all entities over which the Group has significant influence but not control, usually representing an interest between 20% and at least 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting, except as otherwise indicated as explained below. Under the equity method, the investment is initially recognized at cost, and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss of the investee after the date of acquisition. The Group’s investment in associates includes goodwill identified on acquisition.

As of each year-end or upon the existence of evidence of impairment, a determination is made, as to whether there is any objective indication of impairment in the value of the investments in associates. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the Associates and its carrying value and recognizes the amount adjacent to “Share of profit / (loss) of associates and joint ventures” in the Statement of Income and Other Comprehensive Income.

Profit and losses resulting from transactions between the Group and the associate are recognized in the Group’s financial statements only to the extent of the interests in the associates of the unrelated investor. Unrealized losses are eliminated unless the transaction reflects signs of impairment of the value of the asset transferred. The accounting policies of associates are modified to ensure uniformity within Group policies.

Note 8 includes summary financial information and other information of the Group’s associates.

The Group takes into account quantitative and qualitative aspects to determine which investments in associates are considered significant.

(e) Joint arrangements

Joint arrangements are arrangements of which the Group and another party or parties have joint control bound by a contractual arrangement. Under IFRS 11, investments in joint arrangements are classified as either joint ventures or joint operations depending on the contractual rights and obligations each investor has rather than the legal structure of the joint arrangement. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. The Group has assessed the nature of its joint arrangements and determined them to be joint ventures.

Investments in joint ventures are accounted for under the equity method. Under the equity method of accounting, interests in joint ventures are initially recognized in the Consolidated Statements of Financial Position at cost and adjusted thereafter to recognize the Group’s share of post-acquisition profits or losses and other comprehensive income in the Statements of Income and Other Comprehensive Income.

The Group determines at each reporting date whether there is any objective evidence that the investment in joint ventures is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the joint venture and its carrying value and recognizes such difference in “Share of profit / (loss) of associates and joint ventures” in the Statements of Income.

Segment information
2.4	Segment information

Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision-Maker (“CODM”), responsible for allocating resources and assessing performance. The operating segments are described in Note 6.

Foreign currency translation
2.5	Foreign currency translation

(a) Functional and presentation currency

Items included in the Financial Statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The Consolidated Financial Statements are presented in Argentine Pesos, which is the Group’s presentation currency.

(b) Transactions and balances in foreign currency

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities nominated in foreign currencies are recognized in the profit or loss for the year.

Foreign exchange gains and losses are presented in the Statement of Income within other financial income, as appropriate, unless they have been capitalized.

(c) Group companies

The results and financial position of all the Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)	assets, liabilities and goodwill for each Statement of Financial Position presented are translated at the closing rate at the date of that financial position;
(ii)	income and expenses for each Statement of Comprehensive Income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and
(iii)	all resulting exchange differences are recognized in the Statement of Comprehensive Income.

The accounting policy of the Group consists in accounting for the translation difference of its subsidiaries by the “step-by-step” method according to IAS 21.

Investment properties
2.6	Investment properties

Investment properties are those properties owned either by the Group that are held to earn long-term rental income or for capital appreciation, or both and that are not occupied by the Group for its own operations. Investment property also includes property that is being constructed or developed for future use as investment property. The Group also classifies as investment properties land whose future use has not been determined yet. The Group’s investment properties primarily comprise the Group’s portfolio of shopping malls and offices, certain property under development and undeveloped land.

Where a property is partially owner-occupied, with the rest being held for rental income or capital appreciation, the Group accounts for the portions separately. The portion that is owner-occupied is accounted for as property, plant and equipment under IAS 16 “Property, Plant and Equipment” and the portion that is held for rental income or capital appreciation, or both, is treated as investment properties under IAS 40 “Investment Properties”.

Investment properties are measured initially at cost. Cost comprises the purchase price and directly attributable expenditures, such as legal fees, certain direct taxes, commissions and in the case of properties under construction, the capitalization of financial costs.

For properties under development, capitalization of costs includes not only financial costs, but also all costs directly attributable to works in process, from commencement of construction until it is completed and property is in condition to start operating.

Direct expenses related to lease contract negotiation (such as payment to third parties for services rendered and certain specific taxes related to execution of such contracts) are capitalized as part of the book value of the relevant investment properties and amortized over the term of the lease.

Borrowing costs associated with properties under development or undergoing major refurbishment are capitalized. The finance cost capitalized is calculated using the Group’s weighted average cost of borrowings after adjusting for borrowings associated with specific developments. Where borrowings are associated with specific developments, the amount capitalized is the gross interest incurred on those borrowings less any investment income arising on their temporary investment. Finance cost is capitalized from the commencement of the development work until the date of practical completion. Capitalization of finance costs is suspended if there are prolonged periods when development activity is interrupted. Finance cost is also capitalized on the purchase cost of land or property acquired specifically for redevelopment in the short term but only where activities necessary to prepare the asset for redevelopment are in progress.

After initial recognition, investment property is carried at fair value. Investment property that is being redeveloped for continuing use as investment property or for which the market has become less active continues to be measured at fair value. Investment properties under construction are measured at fair value if the fair value is considered to be reliably determinable. On the other hand, properties under construction for which the fair value cannot be determined reliably, but for which the Group expects it to be determinable when construction is completed, are measured at cost less impairment until the fair value becomes reliably determinable or construction is completed, whichever is earlier.

Fair values are determined differently depending on the type of property being measured.

Generally, fair value of owner occupied farmland, office buildings and land reserves is based on active market prices, adjusted, if necessary, for differences in the nature, location or condition of the specific asset. If this information is not available, the Group uses alternative valuation methods, such as recent prices on less active markets or discounted cash flow projections.

The fair value of the Group’s portfolio of Shopping Malls is based on discounted cash flow projections. This method of valuation is commonly used in the shopping mall industry in the region where the Group conducts its operations.

Fair value of office buildings in the Operations Center in Israel are based on discounted cash flow projections.

As required by CNV 576/10 Resolution, valuations are performed as of the financial position date by accredited external appraisers who have recognized professional qualifications and have recent experience in the location and category of the investment property being valued. These valuations form the basis for the carrying amounts in the Consolidated Financial Statements. The fair value of investment property reflects, among other things, rental income from current leases and other assumptions market participants would make when pricing the property under current market conditions.

Subsequent expenditures are capitalized to the asset’s carrying amount only when it is probable that future economic benefits associated with the expenditure will flow to the Group and the cost can be measured reliably. All other repairs and maintenance costs are expensed when incurred. When part of an investment property is replaced, the carrying amount of the replaced part is derecognized.

Changes in fair values are recognized in the Statement of Income under the line item “Net gain or (loss) from fair value adjustment of investment properties”.

Asset transfers, including assets classified as investments properties which are reclassified under other items or vice-versa, may only be carried out when there is a change of use evidenced by: a) commencement of occupation of real property by the Group, where investment property is transferred to property, plant and equipment; b) commencement of development activities for sale purposes, where investment property is transferred to property for sale; c) the end of Group occupation, where it is transferred from property, plant and equipment to investment properties; or d) commencement of an operating lease transaction with a third party, where properties for sale are transferred to investment property. The value of the transfer is the one that the property had at the time of the transfer and subsequently is valued in accordance with the accounting policy related to the item.

The Group may sell its investment property when it considers that such property no longer forms part of the lease business. The carrying value immediately prior to the sale is adjusted to the transaction price, and the adjustment is recorded in the Statement of Income and other comprehensive income in the line “Net gain from fair value adjustments of investment properties”.

Investment properties are derecognized when they are disposed of or when they are permanently withdrawn from use and no future economic benefits are expected to arise from their disposals. The disposal of properties is recognized when the significant risks and rewards have been transferred to the buyer. As for unconditional agreements, proceeds are accounted for when title to property passes to the buyer and the buyer intends to make the respective payment. In the case of conditional agreements, proceeds are accounted for when title to property passes to the buyer and the buyer intends to make the respective payment, and when the conditions the agreement is subject to have been met. Where consideration receivable for the sale of the properties is deferred, it is discounted to present value. The difference between the discounted amount and the amount receivable is treated as interest income and recognized over the period using the effective interest method. Direct expenses related to the sale are recognized in the line “Other operating results, net” in the Statement of Income at the time they are incurred.

Property, plant and equipment
2.7	Property, plant and equipment

This category primarily comprises, buildings or portions of a building used for administrative purposes, machines, computers, and other equipment, motor vehicles, furniture, fixtures and fittings and improvements to the Group’s corporate offices.

The Group has also several hotel properties. Based on the respective contractual arrangements with hotel managers and / or given their direct operators nature, the Group considers it retains significant exposure to the variations in the cash flows of the hotel operations, and accordingly, hotels are treated as owner-occupied properties and classified under “Property, plant and equipment”.

All property, plant and equipment (“PPE”) is stated at acquisition cost less accumulated depreciation and impairment, if any. The acquisition cost includes expenditures, which are directly attributable to the acquisition of the items. For properties under development, capitalization of costs includes not only financial costs, but also all costs directly attributable to works in process, from commencement of construction until it is completed and the property is in conditions to start operating.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. Such costs may include the cost of improvements and replacement of parts as they meet the conditions to be capitalized. The carrying amount of those parts that are replaced is derecognized. Repairs and maintenance are charged as incurred in the Statement of Income. Depreciation, based on a component approach, is calculated using the straight-line method to allocate the cost over the assets’ estimated useful lives.

The remaining useful life as of June 30, 2020 is as follows:

Buildings and facilities	Between 5 and 50 years
Machinery and equipment	Between 3 and 24 years
Communication networks	Between 4 and 20 years
Others	Between 3 and 25 years

As of each fiscal year-end, an evaluation is performed to determine the existence of indicators of any decrease in recoverable value or useful life of assets. If there are any indicators, the recoverable amount and/or residual useful life of impaired asset(s) is estimated, and an impairment adjustment is made, if applicable. As of each fiscal year-end, the residual useful life of assets is estimated and adjusted, if necessary. The book amount of an asset is reduced to its recoverable value if the book value is greater than its estimated recoverable value.

Gains from the sale of these assets are recognized when the significant risks and rewards have transferred to the buyer. This will normally take place on unconditional exchange, generally when legal title passes to the buyer and it is probable that the buyer will pay. For conditional exchanges, sales are recognized when these conditions are satisfied.

Gains and losses on disposals are determined by comparing the proceeds, net of direct expenses related to such sales, with the carrying amount. Gains and losses from the disposal of farmlands are disclosed within “Gains from disposal of farmlands” in the Statements of Income. All other gains and losses from the disposal of property, plant and equipment items are recognized within “Other operating results, net” in the Statement of Comprehensive Income.

When assets of property, plant and equipment are transferred to investment property, the difference between the value at cost transferred and the fair value of the investment property is allocated to a reserve within equity.

Group’s sugarcane fields are recognized as bearer plants under the definition included in IAS 41. For this reason, they are accounted as property, plant and equipment and are valued at amortized cost.

Leases
2.8	Leases

Leases are recorded pursuant to IFRS 16. The Group recognizes an asset for the right of use and a liability at present value with respect to those contracts that meet the definition of lease agreements according to IFRS 16. For the prior periods’ leases were classified at their inception as either operating or finance leases based on the economic substance of the agreement.

A Group company is the lessor

Properties leased out to tenants under operating leases are included in “Investment properties” in the Statement of Financial Position. See Note 2.25 for the recognition of rental income.

A Group company is the lessee

The Group has entered into some operating lease agreements, mainly related to agribusiness activities. By virtue of these contracts, the Group leases land open for agricultural exploitation during one or more crop seasons. The lease price is generally set at a fixed amount in dollars or at a certain number of quintals of soybeans (or equivalent measurement unit) during the entire lease term. Lease payments can be made in installments or in advance at the beginning of the lease. The lease costs are recognized in the Statements of Income in relation to the degree of ripeness of the harvest since the Group considers that this systematic base is more representative of the time pattern of the leases’ benefits.

Additionally, the Group maintains other operating leases not related to agricultural activity, mainly associated with the leasing of offices. Payments, including prepayments, made under operating leases (net of any incentives received from the lessor) are charged to the Statement of Income on a straight-line basis over the period of the lease.

The Group acquires certain specific assets (especially machinery, computer equipment and real property exploitation concessions) under leases pursuant to IFRS 16. Assets so acquired are recorded as an asset at the present value of the minimum future lease payments. Capitalized lease assets are depreciated over the shorter of the estimated useful life of the assets and the lease term. The finance charges are charged over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Leases falling within the IFRS 16 exemption, where the Group acts as lessee are charged to results at the time they accrue. They mainly include contracts for less than one year and/or for non-material items.

Intangible assets
2.9	Intangible assets

(a)	Goodwill

Goodwill represents future economic benefits arising from assets that are not capable of being individually identified and separately recognized by the Group on an acquisition. Goodwill is initially measured as the difference between the fair value of the consideration transferred, plus the amount of non-controlling interest in the acquisition and, in business combinations achieved in stages, the acquisition-date fair value of the previously held equity interest in the acquisition; and the net fair value of the identifiable assets and liabilities assumed on the acquisition date.

Goodwill is not amortized but tested for impairment at each fiscal year-end, or more frequently if there is an indication of impairment.

For the purpose of impairment testing, assets are grouped at the lowest levels for which there are separately identifiable cash flows, referred to as cash-generating units (“CGU”). In order to determine whether any impairment loss should be recognized, the book value of CGU or CGU groups is compared against its recoverable value. Net book value of CGU and CGU groups include goodwill and assets with limited useful life (such as, investment properties, property, plant and equipment, intangible assets and working capital).

If the recoverable amount of the CGU is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro rata on the basis of the carrying amount of each asset in the unit. Impairment losses recognized for goodwill are not reversed in a subsequent period.

The recoverable amount of a CGU is the higher of the fair value less costs-to-sell and the value-in-use. The fair value is the amount at which a CGU may be sold in a current transaction between unrelated, willing and duly informed parties. Value-in-use is the present value of all estimated future cash flows expected to be derived from CGU or CGU groups.

Goodwill is assigned to the Group’s cash generating units on the basis of operating segments. The recoverable amount of a cash-generating unit is determined based on fair value calculations. These calculations use the price of the CGU assets, they are compared with the book values, plus the goodwill assigned to each cash-generating unit.

No material impairment was recorded as a result of the analysis performed (Note 12).

(b)	Computer software

Acquired computer software licenses are capitalized based on the costs incurred to acquire and bring to use the specific software. These costs are amortized over their estimated useful lives of three years. Costs associated with maintaining computer software programs are recognized as an expense as incurred.

(c)	Branding and client relationships

This relates to the fair value of brands and client relationships arising at the time of the business combination with IDBD. They are subsequently valued at cost, less the accumulated amortization or impairment. Client relationships have an average twelve-year useful life, while one of the brands have an indefinite useful life and the other ten-year useful life.

(d)	Right to receive future units under barter agreements

The Group also enters into barter transactions where it normally exchanges undeveloped parcels of land with third-party developers for future property to be constructed on the bartered land. The Group generally receives monetary assets as part of the transactions and/or a right to receive future units to be constructed by developers. Such rights are initially recognized at cost (which is the fair value of the land assigned) and are not adjusted later, unless there is any sign of impairment.

At each year-end, the Group reviews the carrying amounts of its intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any of such signs exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss. For intangible assets with indefinite useful lives, the Group annually reviews the existence of an impairment, or more frequently if signs of impairment are identified.

Trading properties
2.10	Trading properties

Trading properties comprises those properties intended either for sale or in the process of construction for subsequent sale. Trading properties are carried at the lower of cost and net realizable value. Where there is a change in use of investment properties evidenced by the commencement of development with a view to sale, the properties are reclassified as trading properties at cost, which is the carrying value at the date of change in use. They are subsequently carried at the lower of cost and net realizable value. Cost comprises all costs of purchase, costs of conversion and other costs incurred in bringing the trading properties to their present location and condition.

Inventories
2.11	Inventories

Inventories include assets held for sale in the ordinary course of the Group’s business activities, assets in production or construction process for sale purposes, and materials, supplies or other assets held for consumption in the process of producing sales and/or services.

Supplies used in the Group’s agricultural activities comprise fertilizers, agrochemicals, vaccines, seeds, feed for livestock and other items. Harvested agricultural produce comprise harvested crops, and raw meat.

For the Group’s operations in Argentina and Brazil, harvested crops are perpetually measured at net realizable value until the point of sale because there is an active market for such products, there is a negligible risk that the produce will not be sold and there is a well-established practice in the industry of measuring the inventories at net realizable value. Changes in net realizable value are recognized in the Statements of Income in the year in which they arise under the line item “Changes in net realizable value of agricultural produce after harvest”.

Net realizable value is the estimated selling price in the ordinary course of business less selling expenses. It is determined on an ongoing basis, taking into account the product type and aging, based on the accumulated prior experience with the useful life of the product. The Group periodically reviews the inventory and its aging and books an allowance for impairment, as necessary.

The cost of consumable supplies, materials and other assets is determined using the weighted average cost method, the cost of inventories of mobile phones, related accessories and spare parts is priced under the moving average method, and the cost of the remaining inventories is priced under the first in, first out (FIFO) method.

Cost comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. Inventories are recorded at the cash cost and the difference between that and the actual amount paid is treated as finance cost.

Inventories are measured at the lower of cost or net realizable value.

Biological assets and agriculture produce at the point of harvest
2.12	Biological assets and agriculture produce at the point of harvest

Biological assets comprise unharvested crops (mainly corn, wheat, soybeans and sunflower), sugarcane, livestock (breeding and dairy cattle and cattle held for sale or meat production) and other less significant biological assets such as sheep and tree plantations.

The Group distinguishes between consumable and bearer biological assets. Consumable biological assets are those assets that may be harvested as agricultural produce or sold as biological assets, for example livestock intended for the production of meat and/or livestock held for sale. Bearer biological assets are those assets capable of producing more than one harvest, for example sugarcane, dairy cattle and breeding cattle. Consumable biological assets are generally classified as current while bearer biological assets are generally classified as non-current.

Expenses relating to the agricultural activity include items such as planting, harvesting, irrigation, agrochemicals, fertilizers, veterinary services and others. The Group elected to capitalize all costs as part of the biological assets.

The line item “Cost of sales of biological assets and agricultural produce” within “Costs” in the Statements of Income represents the recognition as an expense of agricultural produce held in inventory, valued at either cost or net realizable value, as applicable, or biological assets valued at fair value less costs to sell.

Either the fair value of a biological asset in its present location and condition is determined based on the present value of expected net cash flows from the biological asset discounted at a current market-determined pre-tax rate or the current quoted market price in the most relevant market.

Biological assets are measured at fair value less costs to sell on initial recognition and at each Statement of Financial Position date, except where fair value cannot be reliably measured. Cost approximates fair value when little or no biological transformation has taken place since the costs were originally incurred or the impact of biological transformation on price is not expected to be material. Costs to sell include all incremental costs directly attributable to the sale of the biological assets, excluding finance costs and income taxes.

Additionally, the Group’s costs of planting the sugarcane are accounted for as property, plant and equipment and are valued at amortized cost. The growing agricultural product of sugarcane is classified as a biological asset and valued at fair value less costs to sell.

The gain or loss arising from initial recognition of a) agricultural produce and b) biological assets at fair value less costs to sell and from a change in fair value less costs to sell of a biological asset is recognized in profit or loss in the year in which occur within the line item “Initial recognition and changes in fair value of biological assets and agricultural produce at the point of harvest”.

Financial instruments
2.13	Financial instruments

The Group classifies financial assets in the following categories: those to be measured subsequently at fair value, and those to be measured at amortized cost. This classification depends on whether the financial asset is an equity investment or a debt investment.

Debt investments

A debt investment is classified at amortized cost only if both of the following criteria are met: (i) the objective of the Group’s business model is to hold the asset to collect the contractual cash flows; and (ii) the contractual terms give rise on specified dates to cash derived solely from payments of principal and interest due on the principal outstanding. The nature of any derivatives embedded in the debt investment are considered in determining whether the cash derives solely from payment of principal and interest due on the principal outstanding and are not accounted for separately.

If either of the two criteria mentioned in the previous paragraph is not met, the debt instrument is classified at fair value through profit or loss. The Group has not designated any debt investment as measured at fair value through profit or loss to eliminate or significantly reduce an accounting mismatch. Changes in fair values and gains from disposal of financial assets at fair value through profit or loss are recorded within “Financial results, net” in the Statement of Income.

Equity investments

All equity investments, which are neither subsidiaries nor associate companies nor joint venture of the Group, are measured at fair value. Equity investments that are held for trading are measured at fair value through profit or loss. For all other equity investments, the Group can make an irrevocable election at initial recognition to recognize changes in fair value through other comprehensive income rather than profit or loss. The Group decided to recognize changes in fair value of equity investments through changes in profit or loss.

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value though profit or loss are expensed in the Statement of Income.

In general, the Group uses the transaction price to ascertain the fair value of a financial instrument on initial recognition. In the other cases, the Group records a gain or loss on initial recognition only if the fair value of the financial instrument can be supported by other comparable transactions observable in the market for the same type of instrument or if based on a technical valuation that only inputs observable market data. Unrecognized gains or losses on initial recognition of a financial asset are recognized later on, only to the extent they arise from a change in factors (including time) that market participants would consider upon setting the price.

Gains/losses on debt instruments measured at amortized cost and not identified for hedging purposes are charged to income where the financial assets are derecognized or an impairment loss is recognized, and during the amortization process under the effective interest method. The Group is required to reclassify all affected debt investments when and only when its business model for managing those assets changes.

The Group assesses at the end of each reporting period whether there is objective evidence that a financial asset or group of financial assets measured at amortized cost is impaired. A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a ‘loss event’) and that loss event (or events) can be reliably estimated. The amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate.

Financial assets and liabilities are offset, and the net amount reported in the statement of financial position, when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

Derivative financial instruments and hedging activities and options
2.14	Derivative financial instruments and hedging activities and options

Derivative financial instruments are initially recognized at fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged.

The Group manages exposures to various risks using hedging instruments that provide coverage. The Group does not use derivative financial instruments for speculative purposes. To date, the Group has used put and call options, foreign currency future and forward contracts and interest rate swaps, as appropriate.

The Group’s policy is to apply hedge accounting where it is permissible under IFRS 9, practical to do so and its application reduces volatility, but transactions that may be effective hedges in economic terms may not always qualify for hedge accounting under IFRS 9.

Trading derivatives are classified as a current asset or liability on the Statement of Financial Position. Gains and losses on derivatives are classified according to their nature. Gains and losses on commodity derivatives are classified within the line item “Other operating income, net”. Gain and losses on all other derivatives are classified in the Statements of Income where the results of the items covered are recognized.

The fair values of financial instruments that are traded in active markets are computed by reference to market prices. The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. The Group uses its judgment to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end as each reporting year.

Groups of assets and liabilities held for sale
2.15	Groups of assets and liabilities held for sale

Groups of assets and liabilities are classified as held for sale when the Group is expected to recover their value by means of a sale transaction (rather than through use) and where such sale is highly probable. Groups of assets and liabilities held for sale are valued at the lower of their net book value and fair value less selling costs.

Trade and other receivables
2.16	Trade and other receivables

Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

An allowance for doubtful accounts is recorded based on the expected loss of the receivables portfolio. Indicators of doubtful accounts include significant financial distress of the debtor, the debtor potentially filing a petition for reorganization or bankruptcy, or any event of default or past due account.

In the case of larger non-homogeneous receivables, the impairment provision is calculated on an individual basis.

The Group collectively evaluates smaller-balance homogeneous receivables for impairment. For that purpose, they are grouped on the basis of similar risk characteristics, and account asset type, collateral type, past-due status and other relevant factors are taken into account.

The amount of the allowance is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate. The carrying amount of the asset is reduced through the use of a separate account, and the amount of the loss is recognized in the Statements of Income within “Selling expenses”. Subsequent recoveries of amounts previously written off are credited against “Selling expenses” in the Statements of Income.

Other assets
2.17	Other assets
Other assets are recognized initially at cost and subsequently measured at the acquisition cost or the net realizable value, the lower.
Trade and other payables
2.18	Trade and other payables
Trade payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method.
Borrowings
2.19	Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized as finance cost over the period of the borrowings using the effective interest method.

Provisions
2.20	Provisions

Provisions are recognized when: (i) the Group has a present (legal or constructive) obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) a reliable estimate of the amount of the obligation can be made. Provisions are not recognized for future operating losses.

The Group bases its accruals on up-to-date developments, estimates of the outcomes of the matters and legal counsel´s experience in contesting, litigating and settling matters. As the scope of the liabilities becomes better defined or more information is available, the Group may be required to change its estimates of future costs, which could have a material adverse effect on its results of operations and financial condition or liquidity.

Provisions are measured at the present value of the cash flows expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provisions due to passage of time is recognized in the Statements of Income.

Irrevocable right of use of the capacity of underwater communication lines
2.21	Irrevocable right of use of the capacity of underwater communication lines

Transactions carried out to acquire an irrevocable right of use of the capacity of underwater communication lines are accounted for as service contracts. The amount paid for the rights of use of the communication lines is recognized as “Prepaid expenses” under trade and other receivables, and is amortized over a straight-line basis during the period set forth in the contract (including the option term), which is the estimated useful life of such capacity.

Employee benefits
2.22	Employee benefits

(a)	Defined contribution plans

The Group operates a defined contribution plan, which is a pension plan under which the Group pays fixed contributions into a separate entity. The Group has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current year or prior periods. The contributions are recognized as employee benefit expense in the Statements of Income in the fiscal year they are due.

(b)	Termination benefits

Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits when it is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal or as a result of an offer made to encourage voluntary termination as a result of redundancy.

(c)	Bonus plans

The Group recognizes a liability and an expense for bonuses based on a formula that takes into consideration the profit attributable to the Company’s shareholders after certain adjustments. The Group recognizes a provision where contractually obliged or where there is a past practice that has created a constructive obligation.

(d)	Defined benefit plans

The Group’s net obligation concerning defined benefit plans are calculated on an individual basis for each plan, estimating the future benefits employees have gained in exchange for their services in the current and prior periods. The benefit is disclosed at its present value, net of the fair value of the plan assets. Calculations are made on an annual basis by a qualified actuary.

(e)	Share-based payments

The fair value of share-based payments is measured at the date of grant. The Group measures the fair value using the valuation technique that it considers to be the most appropriate to value each class of award. Methods used may include Black-Scholes calculations or other models as appropriate. The valuations take into account factors such as non-transferability, exercise restrictions and behavioral considerations.

The fair value of the share-based payment is expensed and charged to income under the straight-line method over the vesting period in which the right to the equity instrument becomes irrevocable (“vesting period”); such value is based on the best available estimate of the number of equity instruments expected to vest. Such estimate is revised if subsequent information available indicates that the number of equity instruments expected to vest differs from original estimates.

(f)	Other long-term benefits

The net obligations of IDBD, DIC and its subsidiaries concerning employee long-term benefits, other than retirement plans, is the amount of the minimum future benefits employees have gained in exchange for their services in the current and prior periods. These benefits are discounted at their present values.

Current income tax, deferred income tax and minimum presumed income tax
2.23	Current income tax, deferred income tax and minimum presumed income tax

Tax expense for the year comprises the charge for tax currently payable and deferred income. Income tax is recognized in the statements of income, except to the extent that it relates to items recognized in other comprehensive income or directly in equity, in which case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

Current income tax expense is calculated on the basis of the tax laws enacted or substantially enacted at the date of the Statements of Financial Position in the countries where the Company and its subsidiaries operate and generate taxable income. The Group periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. The Group establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is recognized, using the deferred tax liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the date of the Statements of Financial Position and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available, against which the temporary differences can be utilized. Deferred income tax is provided on temporary differences arising on investments in subsidiaries, joint ventures and associates, except for deferred income tax liabilities where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income taxes assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

The Group is able to control the timing of dividends from its subsidiaries and hence does not expect taxable profit. Hence, deferred tax is recognized in respect of the retained earnings of overseas subsidiaries only if at the date of the Statements of Financial Position, dividends have been accrued as receivable a binding agreement to distribute past earnings in future has been entered into by the subsidiary or there are sale plans in the foreseeable future.

Entities in Argentina are subject to the Minimum Presumed Income Tax (“MPIT”). Pursuant to this tax regime, an entity is required to pay the greater of the income tax or the MPIT. The MPIT provision is calculated on an individual entity basis at the statutory asset tax rate of 1% and is based upon the taxable assets of each company as of the end of the year, as defined by Argentine law. Any excess of the MPIT over the income tax may be carried forward and recognized as a tax credit against future income taxes payable over a 10-year period. When the Group assesses that it is probable that it will use the MPIT payment against future taxable income tax charges within the applicable 10-year period, recognizes the MPIT as a current or non-current receivable, as applicable, within “Trade and other receivables” in the Statements of Financial Position.

The minimum presumed income tax was repealed by Law N ° 27,260 in its article 76 for the periods that begin as of January 1, 2019.

Regarding the above mentioned, considering the Instruction No. 2 of the Federal Administration of Public Revenues (AFIP), it is not appropriate to record the provision of the above mention tax, in the event that accounting and tax losses occur.

Cash and cash equivalents
2.24	Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held with banks, and other short-term liquid investments with original maturities of three months or less. Bank overdrafts are not included.

Revenue recognition
2.25	Revenue recognition

The group identifies contracts with customers and evaluates the goods and services committed therein to determine performance obligations and their classification between performance obligations that are satisfied at a given time or over time.

Revenue from satisfaction of performance obligations at a given time is recognized when the client obtains control of the committed asset or service considering whether there is a right to collection, if the client has the physical possession, if the client has the legal right and if they have the transferred the risks and benefits.

Additionally and in accordance with IFRS 15, the Group recognizes revenues over time from the sales of real estate developments in which there is no alternative use for the asset and the Group has the right to demand payment of the contract. When these conditions are not met, the income is recognized at the time of delivery or deed.

Revenue from satisfaction of performance obligations over time for real estate developments is recognized by measuring progress towards compliance with the obligation when it can be measured reliably. For this measurement, the Group uses the resourced method, that is, the effort consumed by the entity and determines the percentage of progress based on the estimate of the total development costs.

The Group’s revenue is recognized at the probable value of the consideration to which it will be entitled in exchange for transferring the products or services to the customer which is not expected to suffer significant changes.

Agricultural activities

Revenue from Group’s agricultural activities comes primarily from sales of agricultural produce and biological assets, from provision of services related to the activity and from leases of farmlands.

The Group also provides agricultural-related (including but not limited to watering and feedlot services) and brokerage services to third parties. Revenue from services are recognized when services are effective rendered.

The Group also leases land to third parties under operating lease agreements. Lease income is recognized on a straight-line basis over the period of the lease.

Urban properties and investments activities

●	Rental and services - Shopping malls portfolio

Revenues derived from business activities developed in the Group’s shopping malls mainly include rental income under operating leases, admission rights, commissions and revenue from several complementary services provided to the Group’s lessees.

Rental income from shopping mall, admission rights and commissions, are recognized in the Statements of Income on a straight-line basis over the term of the leases. When lease incentives are granted, they are recognized as an integral part of the net consideration for the use of the property and are therefore recognized on the same straight-line basis.

Contingent rents, i.e. lease payments that are not fixed at the inception of a lease, are recorded as income in the periods in which they are known and can be determined. Rent reviews are recognized when such reviews have been agreed with tenants.

The Group’s lease contracts also provide that common area maintenance charges and collective promotion funds of the Group’s shopping malls are borne by the corresponding lessees, generally on a proportionally basis. These common area maintenance charges include all expenses necessary for various purposes including, but not limited to, the operation, maintenance, management, safety, preservation, repair, supervision, insurance and enhancement of the shopping malls. The lessor is responsible for determining the need and suitability of incurring a common area expense. The Group makes the original payment for such expenses, which are then reimbursed by the lessees. The Group considers that it acts as a principal in these cases. Service charge income is presented separately from property operating expenses. Property operating expenses are expensed as incurred.

●	Rental and services - Offices and other rental properties

Rental income from offices and other rental properties include rental income from offices leased out under operating leases, income from services and expenses recovery paid by tenants.

Rental income from offices and other rental properties is recognized in the Statements of Income on a straight-line basis over the term of the leases. When lease incentives are granted, they are recognized as an integral part of the net consideration for the use of the property and are therefore recognized on the same straight-line basis.

A substantial portion of the Group’s leases requires the tenant to reimburse the Group for a substantial portion of operating expenses, usually a proportionate share of the allocable operating expenses. Such property operating expenses include necessary expenses such as property operating, repairs and maintenance, security, janitorial, insurance, landscaping, leased properties and other administrative expenses, among others. The Group manages its own rental properties. The Group makes the original payment for these expenses, which are then reimbursed by the lessees. The Group considers that it acts as a principal in these cases. The Group accrues reimbursements from tenants as service charge revenue in the period the applicable expenditures are incurred and is presented separately from property operating expenses. Property operating expenses are expensed as incurred.

●	Revenue from communication services and sale of communication equipment

Revenue derived from the use of the Group’s communication networks, including mobile phones, Internet services, international calls, fixed line calls, interconnection rates and roaming service rates and television, are recognized when the service is provided, proportionally to the extent the transaction has been realized, and provided all other criteria have been met for revenue recognition.

Revenue from the sale of mobile phone cards is initially recognized as deferred revenue and then recognized as revenue as they are used or upon expiration, whichever takes place earlier.

A transaction involving the sale of equipment to a final user normally also involves a service sale transaction. In general, this type of sale is performed without a contractual obligation by the client to consume telephone services for a minimum amount over a predetermined period. As a result, the Group records the sale of equipment separately of the performance obligations and recognizes revenue pursuant to the transaction value upon delivery of the equipment to the client. Revenue from telephone services is recognized and accounted for as they are provided over time. When the client is bound to make a minimum consumption of services during a predefined period, the contract formalizes a transaction of several elements and, therefore, revenue from the sale of equipment is recorded at an amount that should not exceed its fair value, and is recognized upon delivery of the equipment to the client and provided the criteria for recognition are met. The Group ascertains the fair value of individual elements, based on the price at which it is normally sold, after taking into account the relevant discounts.

Revenue derived from long-term contracts is recognized at the present value of future cash flows, discounted at market rates prevailing on the transaction date. Any difference between the original credit and its net present value is accounted for as interest income over the credit term.

●	Revenue from agricultural products

Revenue from agricultural products is recognized when the product is delivered and at the time all other criteria for revenue recognition have been met.

●	Revenue from supermarkets

Revenue from the sale of goods in the ordinary course of business is recognized at the fair value of the consideration collected or receivable, net of returns and discounts. When the credit term is short and financing is that typical in the industry, consideration is not discounted. When the credit term is longer than the industry’s average, in accounting for the consideration, the Group discounts it to its net present value by using the client’s risk premium or the market rate. The difference between the fair value and the nominal amount is accounted for under financial income. If discounts are granted and their amount can be measured reliably, the discount is recognized as a reduction of revenue.

Revenues from supermarkets have been recognized in discontinued operations (see Note 4.(p)).

Cost of sales
2.26	Cost of sales

The cost of sales, includes the acquisition costs and the operational and management costs for shopping malls held by the Group as part of its real estate investments. The Group’s cost of sales in relation to the supply of communication services mainly includes the costs to purchase equipment, salaries and related expenses, service costs, royalties, ongoing license dues, interconnection and roaming expenses, cell tower lease costs, depreciation and amortization expenses and maintenance expenses directly related to the services provided.

The cost of sales of supermarkets, includes the acquisition costs for the products less discounts granted by suppliers, as well as all expenses associated with storing and handling inventories and is classified as discontinued operations.

Cost of borrowings and capitalization

2.27	Cost of borrowings and capitalization

The costs for general and specific loans that are directly attributable to the acquisition, construction or production of suitable assets for which a prolonged period is required to place them in the conditions required for their use or sale, are capitalized as part of the cost of those assets until the assets are substantially ready for use or sale. The general loan costs are capitalized according to the average debt rate of the Group. Foreign exchange differences for loans in foreign currency are capitalized if they are considered an adjustment to interest costs. The interest earned on the temporary investments of a specific loan for the acquisition of qualifying assets are deducted from the eligible costs to be capitalized. The rest of the costs from loans are recognized as expenses in the period in which they are incurred.

Share capital
2.28	Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new ordinary shares or options are shown in equity as a deduction, net of tax, from the proceeds.

When any Group’s subsidiary purchases the Company’s equity share capital (treasury shares), the consideration paid, including any directly attributable incremental costs (net of income taxes) is deducted from equity attributable to the Company’s equity holders until the shares are cancelled or reissued. When such ordinary shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs and related income tax effects, is included in equity.

Instruments issued by the Group that will be settled by the Company delivering a fixed number of its own equity instruments in exchange for a fixed amount of cash or another financial asset are classified as equity.

Comparability of information

2.29	Comparability of information

The balances as of June 30, 2019 and 2018 that are disclosed for comparative purposes were restated in accordance with IAS 29, see Note 2.1. Certain items from prior fiscal years have been reclassified for consistency purposes. See Note 4. d. for the loss of control of Shufersal and Note 4.c for the loss of control of Gay-Yam.

During the years ended June 30, 2020, 2019 and 2018, the Argentine Peso suffered a decrease in its value compared to the US dollar and other currencies close to 66%, 45% and 73%, respectively, which has an impact on the comparability of the figures exposed in the financial statements, mainly due to the exposure to the exchange rate of our Income and costs of “offices” segment, and our assets and liabilities, nominated in foreign currency of the Argentine operations center, the aforementioned devaluation also had an effect on the total balances of the Israel operations center.